Employee Benefit Plans (Tables)	9 Months Ended
Sep. 30, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Schedule of Net Benefit Costs [Table Text Block]
	Nine months ended September 30,
	2013		2012
	(unaudited)		(unaudited)
	(in US Dollars, millions)
	Pension benefits	Other benefits	Pension benefits	Other benefits

Service cost	4	1	5	23
Interest cost	16	10	14	10
Expected return on plan assets	(33)	-	(19)	-
Net periodic benefit cost	(13)	11	-	33